Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund

Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund

(each a "Fund")

Supplement to the Funds' Prospectus dated October 31, 2003

The following replaces the information in the section of the Prospectus titled Profile: Arizona Tax-Free Funds - What are the Funds' fees and expenses? on page 4:

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none
Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free Arizona Fund				Tax-Free Arizona Insured Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses	0.19%	0.19%	0.19%	0.15%	0.15%	0.15%
	Total annual fund operating expenses	0.99%	1.74%	1.74%	0.90%	1.65%	1.65%
	Fee waivers and payments[4]	(0.19%)	(0.19%)	(0.19%)	(0.10%)	(0.10%)	(0.10%)
	Net expenses	0.80%	1.55%	1.55%	0.80%	1.55%	1.55%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free Arizona Fund						Tax-Free Arizona Insured Fund
CLASS[6]	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$528	$158	$558	$158	$258	$528	$158	$558	$158	$258
3 years	$733	$530	$755	$530	$530	$715	$511	$736	$511	$511
5 years	$955	$926	$1,076	$926	$926	$917	$888	$1,038	$888	$888
10 years	$1,592	$1,837	$1,837	$2,036	$2,036	$1,499	$1,746	$1,746	$1,946	$1,946

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses of each Fund through March 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.55% of average daily net assets of each Fund.
5 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled Profile: California Tax-Free Funds - What are the Funds' fees and expenses? on pages 7 and 8:

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	None
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none1	4.00%2	1.00%3
	Maximum sales charge (load) imposed on reinvested dividends	none	none	None
	Redemption fees	none	none	None

Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free California Fund				Tax-Free California Insured Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
	Total annual fund operating expenses	0.96%	1.71%	1.71%	0.91%	1.66%	1.66%
	Fee waivers and payments4	(0.03%)	(0.03%)	(0.03%)	(0.00%)	(0.00%)	(0.00%)
	Net expenses	0.93%	1.68%	1.68%	0.91%	1.66%	1.66%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free California Fund						Tax-Free California Insured Fund
CLASS6	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$540	$171	$571	$171	$271	$539	$169	$569	$169	$269
3 years	$739	$536	$761	$536	$536	$727	$523	$748	$523	$523
5 years	$954	$925	$1,075	$925	$925	$931	$902	$1,052	$902	$902
10 years	$1,572	$1,818	$1,818	$2,017	$2,017	$1,519	$1,765	$1,765	$1,965	$1,965

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses until March 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.68% of average daily net assets of each Fund.
5 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled Profile: Colorado and Idaho Tax-Free Funds - What are the Funds' fees and expenses? on page 11:

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none1	4.00%2	1.00%3
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none
Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free Colorado Fund				Tax-Free Idaho Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses	0.15%	0.15%	0.15%	0.17%	0.17%	0.17%
	Total annual fund operating expenses	0.95%	1.70%	1.70%	0.97%	1.72%	1.72%
	Fee waivers and payments4	(0.02%)	(0.02%)	(0.02%)	(0.12%)	(0.12%)	(0.12%)
	Net expenses	0.93%	1.68%	1.68%	0.85%	1.60%	1.60%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free Colorado Fund						Tax-Free Idaho Fund
CLASS6	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$541	$171	$571	$171	$271	$533	$163	$563	$163	$263
3 years	$737	$534	$759	$534	$534	$734	$530	$755	$530	$530
5 years	$950	$921	$1,071	$921	$921	$951	$922	$1,072	$922	$922
10 years	$1,562	$1,808	$1,808	$2,007	$2,007	$1,576	$1,821	$1,821	$2,020	$2,020

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.68% of average daily net assets for the Tax-Free Colorado Fund and 0.60% of average daily net assets for the Tax-Free Idaho Fund.
5 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled Profile: Florida and New York Tax-Free Funds - What are the Funds' fees and expenses? on pages 14 to 16:

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none1	4.00%2	1.00%3
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none

Annual fund operating expenses are deducted from a Fund's assets.
Tax-Free Florida Fund				Tax-Free Florida Insured Fund			Tax-Free New York Fund
CLASS	A	B	C	A	B	C	A	B	C
Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.22%	0.22%	0.22%
Total annual fund operating expenses	0.99%	1.74%	1.74%	0.94%	1.69%	1.69%	1.02%	1.77%	1.77%
Fee waivers and payments4, 5	(0.08%)	(0.08%)	(0.08%)	(0.03%)	(0.03%)	(0.03%)	(0.37%)	(0.37%)	(0.37%)
Net expense	0.91%	1.66%	1.66%	0.91%	1.66%	1.66%	0.65%	1.40%	1.40%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free Florida Fund						Tax-Free Florida Insured Fund
CLASS7	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$539	$169	$569	$169	$269	$539	$169	$569	$169	$269
3 years	$743	$540	$765	$540	$540	$733	$530	$755	$530	$530
5 years	$965	$936	$1,086	$936	$936	$944	$915	$1,065	$915	$915
10 years	$1,601	$1,847	$1,847	$2,045	$2,045	$1,550	$1,796	$1,796	$1,995	$1,995

Tax-Free New York Fund
CLASS7	A	B	B	C	C
			(if redeemed)		(if redeemed)
1 year	$513	$143	$543	$143	$243
3 years	$725	$521	$746	$521	$521
5 years	$954	$925	$1,075	$925	$925
10 years	$1,610	$1,855	$1,855	$2,053	$2,053

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses through March 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.66% of average daily net assets of Tax-Free Florida Fund and Tax-Free Florida Insured Fund.
5 The investment manager has contracted to waive fees and pay expenses through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.40% of average daily net assets of Tax-Free New York Fund.
6 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
7 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled Profile: Minnesota Tax-Exempt Funds - What are the Funds' fees and expenses? on pages 21 to 23:

What are the Funds' fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.
Tax-Free Minnesota Fund Tax-Free Minnesota Insured Fund Minnesota High-Yield Municipal Bond Fund				Tax-Free Minnesota Intermediate Fund
CLASS	A	B	C	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none1	4.00%2	1.00%3	none1	2.00%4	1.00%3
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none

Annual fund operating expenses are deducted from a Fund's assets.

Tax-Free Minnesota Fund				Tax-Free Minnesota Insured Fund
CLASS	A	B	C	A	B	C
Management fees	0.55%	0.55%	0.55%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.94%	1.69%	1.69%	0.89%	1.64%	1.64%
Fee waivers and payments5	(0.00%)	(0.00%)	(0.00%)	(0.00%)	(0.00%)	(0.00%)
Net expenses	0.94%	1.69%	1.69%	0.89%	1.64%	1.64%

Tax-Free Minnesota Intermediate Fund				Minnesota High-Yield Municipal Bond Fund
CLASS	A	B	C	A	B	C
Management fees	0.50%	0.50%	0.50%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%6	1.00%	1.00%	0.25%	1.00%	1.00%
Other expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	0.95%	1.70%	1.70%	1.00%	1.75%	1.75%
Fee waivers and payments5	(0.20%)	(0.10%)	(0.10%)	(0.11%)	(0.11%)	(0.11%)
Net expenses	0.75%	1.60%	1.60%	0.89%	1.64%	1.64%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.7 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free Minnesota Fund8						Tax-Free Minnesota Insured Fund8
CLASS	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$542	$172	$572	$172	$272	$537	$167	$567	$167	$267
3 years	$736	$533	$758	$533	$533	$721	$517	$742	$517	$517
5 years	$947	$918	$1,068	$918	$918	$921	$892	$1,042	$892	$892
10 years	$1,553	$1,799	$1,799	$1,998	$1,998	$1,497	$1,743	$1,743	$1,944	$1,944

Tax-Free Minnesota Intermediate Fund9						Minnesota High-Yield Municipal Bond Fund8
CLASS	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$349	$163	$363	$163	$263	$537	$167	$567	$167	$267
3 years	$550	$526	$626	$526	$526	$744	$540	$765	$540	$540
5 years	$767	$914	$914	$914	$914	$967	$939	$1,089	$939	$939
10 years	$1,392	$1,532	$1,532	$2,000	$2,000	$1,610	$1,855	$1,855	$2,053	$2,053

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase for Tax-Free Minnesota Fund, Tax-Free Minnesota Insured Fund and Minnesota High-Yield Municipal Bond Fund and within one year of purchase for Tax-Free Minnesota Intermediate Fund. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.
5 The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.69% of average daily net assets of Tax-Free Minnesota Fund, 0.64% of average daily net assets of the Tax-Free Minnesota Insured Fund, 0.60% of average daily net assets of the Tax-Free Minnesota Intermediate Fund and 0.64% of average daily net assets of Minnesota High-Yield Municipal Bond Fund.
6 Class A shares are subject to a 12b-1 fee of 0.25% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. With respect to the Tax-Free Minnesota Intermediate Fund, the Fund's distributor has contracted to limit the Class A shares 12b-1 fee through October 31, 2005 to no more than 0.15% of average daily net assets.
7 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
8 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.
9 The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled Profile: Missouri Insured and Oregon Insured Tax-Free Funds - What are the Funds' fees and expenses? on pages 26 and 27:

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none1	4.00%2	1.00%3
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none
Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free Missouri Insured Fund				Tax-Free Oregon Insured Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses	0.19%	0.19%	0.19%	0.15%	0.15%	0.15%
	Total annual fund operating expenses	0.94%	1.69%	1.69%	0.90%	1.65%	1.65%
	Fee waivers and payments4	(0.04%)	(0.04%)	(0.04%)	(0.05%)	(0.05%)	(0.05%)
	Net expense	0.90%	1.65%	1.65%	0.85%	1.60%	1.60%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
Tax-Free Missouri Insured Fund						Tax-Free Oregon Insured Fund
CLASS6	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$538	$168	$568	$168	$268	$533	$163	$563	$163	$263
3 years	$732	$529	$754	$529	$529	$719	$515	$740	$515	$515
5 years	$943	$914	$1,064	$914	$914	$921	$892	$1,042	$892	$892
10 years	$1,549	$1,795	$1,795	$1,994	$1,994	$1,504	$1,750	$1,750	$1,950	$1,950

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4 The investment manager has contracted to waive fees and pay expenses of each Fund through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets of the Tax-Free Missouri Insured Fund and 0.60% of average daily net assets of the Tax-Free Oregon Insured Fund.
5 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

This Supplement is dated November 1, 2004.